Summary of Significant Accounting Policies (Details) - Schedule of Non-Current Assets Other than Financial Instruments - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Summary of Significant Accounting Policies (Details) - Schedule of Non-Current Assets Other than Financial Instruments [Line Items]
Total non-current assets other than financial instruments	$ 9,956,426	$ 4,607,848
Lux [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Non-Current Assets Other than Financial Instruments [Line Items]
Total non-current assets other than financial instruments	251,440
United Kingdom [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Non-Current Assets Other than Financial Instruments [Line Items]
Total non-current assets other than financial instruments	4,774,320	$ 4,607,848
Argentina [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Non-Current Assets Other than Financial Instruments [Line Items]
Total non-current assets other than financial instruments	$ 4,930,666